UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

DECEMBER 31, 2015

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 3.1%
Calsonic Kansei Corp.	193,320	$1,705,230	(a)
Europcar Groupe SA	98,630	1,302,318	*(a)(b)
Hella KGaA Hueck & Co.	38,010	1,575,346	(a)

Total Auto Components		4,582,894

Distributors - 1.9%
Connect Group PLC	514,290	1,273,466	(a)
SA D’Ieteren NV	40,900	1,526,326	(a)

Total Distributors		2,799,792

Household Durables - 5.2%
Cyrela Brazil Realty SA	312,800	590,325	(a)
Dorel Industries Inc., Class B Shares	44,130	999,200
Iida Group Holdings Co., Ltd.	115,722	2,143,476	(a)
Nihon House Holdings Co., Ltd.	250,626	954,139	(a)
Token Corp.	9,475	729,146	(a)
TomTom NV	175,830	2,210,875	*(a)

Total Household Durables		7,627,161

Internet & Catalog Retail - 0.9%
CJ Home Shopping Co., Ltd.	7,811	1,266,283	(a)

Leisure Products - 0.6%
Beneteau SA	66,570	932,237	(a)

Media - 2.8%
KT Skylife Co., Ltd.	68,368	1,003,695	(a)
Modern Times Group, Class B Shares	41,520	1,059,380	(a)
Technicolor SA, Registered Shares	129,620	1,048,882	(a)
Trinity Mirror PLC	422,310	1,031,206	(a)

Total Media		4,143,163

Multiline Retail - 0.6%
Debenhams PLC	822,680	883,514	(a)

Specialty Retail - 3.3%
Baoxin Auto Group Ltd.	1,979,340	1,231,035	(a)
China ZhengTong Auto Services Holdings Ltd.	2,300,083	1,051,011	(a)
Hard Off Corp. Co., Ltd.	94,000	1,180,616	(a)
Laura Ashley Holdings PLC	912,140	361,694	(a)
Mekonomen AB	50,860	1,038,715	(a)

Total Specialty Retail		4,863,071

Textiles, Apparel & Luxury Goods - 4.3%
361 Degrees International Ltd.	3,714,819	1,387,638	(a)
Cosmo Lady China Holdings Co., Ltd.	1,277,550	1,066,999	(a)(b)
Grendene SA	253,020	1,076,097	(a)
Hosa International Ltd.	4,164,493	1,473,045	(a)
Le Saunda Holdings Ltd.	2,106,359	483,763	(a)
Sitoy Group Holdings Ltd.	2,119,569	882,547	(a)

Total Textiles, Apparel & Luxury Goods		6,370,089

TOTAL CONSUMER DISCRETIONARY		33,468,204

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.2%
MARR SpA	82,880	1,710,880	(a)

Food Products - 1.9%
Lotte Confectionery Co., Ltd.	514	996,946	(a)
Premier Foods PLC	1,277,860	738,957	*(a)
Wessanen	111,560	1,132,151	(a)

Total Food Products		2,868,054

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Household Products - 0.6%
McBride PLC	343,670	$838,460	(a)

Tobacco - 0.4%
PT Wismilak Inti Makmur Tbk	19,824,676	614,481	(a)

TOTAL CONSUMER STAPLES		6,031,875

ENERGY - 2.2%
Energy Equipment & Services - 1.9%
Ocean Yield ASA	130,020	1,000,815	(a)
Pason Systems Inc.	37,480	525,213
Shinko Plantech Co., Ltd.	155,201	1,270,259	(a)

Total Energy Equipment & Services		2,796,287

Oil, Gas & Consumable Fuels - 0.3%
TransGlobe Energy Corp.	274,760	498,408

TOTAL ENERGY		3,294,695

FINANCIALS - 17.9%
Banks - 2.2%
Banca Sistema SpA	187,310	787,496	*(a)(b)
OFG Bancorp	71,960	526,747
Permanent TSB Group Holdings PLC	160,670	802,343	*(a)
Valiant Holding AG, Registered Shares	9,410	1,104,861	(a)

Total Banks		3,221,447

Capital Markets - 5.4%
Anima Holding SpA	128,180	1,099,971	(a)(b)
Atlas Mara Ltd.	154,510	808,878	*(a)
BHF Kleinwort Benson Group	97,938	608,123	*(a)
Fairfax India Holdings Corp.	70,030	707,303	*(b)
GCA Savvian Corp.	95,027	971,323	(a)
Ichiyoshi Securities Co., Ltd.	124,889	1,138,964	(a)
JAFCO Co., Ltd.	19,238	750,357	(a)
KIWOOM Securities Co., Ltd.	17,481	914,805	(a)
Korea Investment Holdings Co., Ltd.	23,753	992,579	(a)

Total Capital Markets		7,992,303

Diversified Financial Services - 0.6%
Hellenic Exchanges - Athens Stock Exchange SA Holding	148,770	856,020	(a)

Insurance - 0.6%
Greenlight Capital Re Ltd., Class A Shares	46,140	863,279	*

Real Estate Investment Trusts (REITs) - 3.3%
Alstria Office REIT-AG	86,003	1,147,063	*(a)
Grivalia Properties REIC AE	85,110	682,297	(a)
Irish Residential Properties REIT PLC	845,980	1,077,460	(a)
Lar Espana Real Estate Socimi SA	127,110	1,301,026	(a)
NewRiver Retail Ltd.	152,670	776,213	(a)

Total Real Estate Investment Trusts (REITs)		4,984,059

Real Estate Management & Development - 5.8%
Ascendas India Trust	1,555,590	955,953	(a)
CIFI Holdings Group Co., Ltd.	5,053,726	1,120,708	(a)
Leopalace21 Corp.	259,908	1,404,345	*(a)
Nexity	36,960	1,637,679	(a)
Samty Co., Ltd.	101,386	1,054,276	(a)
Selvaag Bolig ASA	306,790	950,874	(a)
Sun Frontier Fudousan Co., Ltd.	200,568	1,469,545	(a)

Total Real Estate Management & Development		8,593,380

TOTAL FINANCIALS		26,510,488

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Nikkiso Co., Ltd.	142,366	$1,127,078	(a)

INDUSTRIALS - 26.9%
Aerospace & Defense - 0.6%
Chemring Group PLC	303,320	846,312	(a)

Air Freight & Logistics - 1.7%
SBS Holdings Inc.	184,934	1,440,560	(a)
Wincanton PLC	372,440	1,071,890	*(a)

Total Air Freight & Logistics		2,512,450

Airlines - 0.9%
Flybe Group PLC	945,680	1,275,203	*(a)

Building Products - 2.2%
Tarkett SA	57,190	1,788,576	(a)
Wienerberger AG	76,090	1,410,869	(a)

Total Building Products		3,199,445

Commercial Services & Supplies - 3.0%
Mitie Group PLC	244,230	1,118,541	(a)
Shanks Group PLC	1,172,562	1,659,413	(a)
Séché Environnement	8,709	274,500	(a)
TechnoPro Holdings Inc.	45,778	1,331,572	(a)

Total Commercial Services & Supplies		4,384,026

Construction & Engineering - 1.7%
China Singyes Solar Technologies Holdings Ltd.	1,315,396	938,694	(a)
Daelim Industrial Co., Ltd.	14,393	811,589	(a)
Morgan Sindall Group PLC	67,290	734,034	(a)

Total Construction & Engineering		2,484,317

Electrical Equipment - 2.6%
Nitto Kogyo Corp.	64,479	1,122,757	(a)
Saft Groupe SA	13,698	417,414	(a)
Toyo Tanso Co., Ltd.	48,068	724,381	(a)
Zumtobel Group AG	66,100	1,661,884	(a)

Total Electrical Equipment		3,926,436

Industrial Conglomerates - 1.0%
Rheinmetall AG	23,260	1,549,024	(a)

Machinery - 3.7%
Bucher Industries AG, Registered Shares	6,510	1,465,432	(a)
CIMC Enric Holdings Ltd.	1,581,234	921,168	(a)
CKD Corp.	103,637	1,029,420	(a)
Meidensha Corp.	301,670	1,214,594	(a)
Meyer Burger Technology AG	144,310	856,378	*(a)

Total Machinery		5,486,992

Marine - 0.9%
D/S Norden A/S	46,260	818,735	*(a)
Diana Shipping Inc.	114,440	497,814	*

Total Marine		1,316,549

Professional Services - 4.8%
FULLCAST Holdings Co., Ltd.	340,580	2,093,143	(a)
McMillan Shakespeare Ltd.	63,800	614,235	(a)
Outsourcing Inc.	102,617	2,696,958	(a)
Quick Co., Ltd.	207,300	1,711,266	(a)

Total Professional Services		7,115,602

Road & Rail - 1.4%
SENKO Co., Ltd.	182,300	1,230,480	(a)
Sixt SE	17,050	872,708	(a)

Total Road & Rail		2,103,188

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Transportation Infrastructure - 2.4%
Anhui Expressway Co., Ltd., Class H Shares	1,423,320	$1,207,992	(a)
Shenzhen International Holdings Ltd.	558,094	1,019,514	(a)
Yuexiu Transport Infrastructure Ltd.	2,226,856	1,393,278	(a)

Total Transportation Infrastructure		3,620,784

TOTAL INDUSTRIALS		39,820,328

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.3%
Icom Inc.	25,000	519,454	(a)

Electronic Equipment, Instruments & Components - 6.9%
Datalogic SpA	121,120	2,154,588	(a)
E2v Technologies PLC	436,517	1,447,020	(a)
Fabrinet	74,790	1,781,498	*
Laird PLC	221,029	1,155,203	(a)
Orbotech Ltd.	81,190	1,796,735	*
Osaki Electric Co., Ltd.	143,490	811,080	(a)
Wasion Group Holdings Ltd.	1,012,130	1,036,858	(a)

Total Electronic Equipment, Instruments & Components		10,182,982

Internet Software & Services - 0.6%
Pacific Online Ltd.	2,748,010	826,439	(a)

IT Services - 2.8%
Indra Sistemas SA	106,763	1,003,316	*(a)
Mobilians Co., Ltd.	68,893	828,706	(a)
Poletowin Pitcrew Holdings Inc.	92,512	874,931	(a)
Zuken Inc.	143,306	1,379,128	(a)

Total IT Services		4,086,081

Semiconductors & Semiconductor Equipment - 1.6%
ASM Pacific Technology Ltd.	98,110	768,184	(a)
Suess MicroTec AG	180,450	1,629,225	*(a)

Total Semiconductors & Semiconductor Equipment		2,397,409

Software - 2.4%
SDL PLC	177,700	1,091,759	(a)
SRA Holdings Inc.	68,084	1,647,269	(a)
Sword Group	31,671	836,108	(a)

Total Software		3,575,136

Technology Hardware, Storage & Peripherals - 0.6%
Bluecom Co., Ltd.	84,986	856,337	(a)

TOTAL INFORMATION TECHNOLOGY		22,443,838

MATERIALS - 6.4%
Chemicals - 1.3%
China BlueChemical Ltd., Class H Shares	3,155,510	857,056	(a)
Kemira OYJ	95,320	1,122,817	(a)

Total Chemicals		1,979,873

Construction Materials - 1.5%
Dongpeng Holdings Co., Ltd.	3,130,307	1,212,587	(a)
Low & Bonar PLC	983,230	961,067	(a)

Total Construction Materials		2,173,654

Containers & Packaging - 2.1%
Greatview Aseptic Packaging Co., Ltd.	2,296,384	1,040,832	(a)
RPC Group PLC	163,616	2,006,926	(a)

Total Containers & Packaging		3,047,758

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Metals & Mining - 1.5%
Dominion Diamond Corp.		77,260	$789,518
Novagold Resources Inc.		303,640	1,274,950	*
Troy Resources Ltd.		1,020,000	152,671	*(a)

Total Metals & Mining			2,217,139

TOTAL MATERIALS			9,418,424

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $141,721,510)			142,114,930

	RATE

SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $6,139,199)	0.225%	6,139,199	6,139,199

TOTAL INVESTMENTS - 100.3% (Cost - $147,860,709#)			148,254,129
Liabilities in Excess of Other Assets - (0.3)%			(470,660)

TOTAL NET ASSETS - 100.0%			$147,783,469

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$999,200	$32,469,004	—	$33,468,204
Energy	1,023,621	2,271,074	—	3,294,695
Financials	2,097,329	24,413,159	—	26,510,488
Industrials	497,814	39,322,514	—	39,820,328
Information technology	3,578,233	18,865,605	—	22,443,838
Materials	2,064,468	7,353,956	—	9,418,424
Other common stocks	—	7,158,953	—	7,158,953

Total long-term investments:	$10,260,665	$131,854,265	—	$142,114,930

Short-term investments†	6,139,199	—	—	6,139,199

Total investments	$16,399,864	$131,854,265	—	$148,254,129

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $131,854,265 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,438,580
Gross unrealized depreciation	(14,045,160)

Net unrealized appreciation	$393,420

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016